Share-Based Compensation (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Item]
Remaining shares available for grant	3,961,998
Weighted-average assumptions used for options granted:
Risk-free interest rate	2.26%	2.64%	2.01%
Expected life of options	6 years 2 months 12 days	6 years 2 months 12 days	5 years 8 months 12 days
Exptected dividend yield of stock	1.22%	1.47%	1.58%
Expected volatility of stock	20.27%	19.91%	22.08%
Estimated forfeiture rate	2.77%	2.37%	2.25%
Summary of share option activity:
Number of Options, Outstanding, Beginning of Period	2,104,685
Weighted Average Exercise Price, Outstanding, Beginning of Period	$ 72.82
Number of Options, Granted	345,138
Weighted Average Exercise Price, Granted	$ 147.22
Number of Options, Exercised	(613,086)
Weighted Average Exercise Price, Exercised	$ 57.29
Number of Options, Forfeited	(40,611)
Weighted Average Exercise Price, Forfeited	$ 122.61
Number of Options, Outstanding, End of Period	1,796,126	2,104,685
Weighted Average Exercise Price, Outstanding, End of Period	$ 91.29	$ 72.82
Average Remaining Contractual Term, Outstanding	6 years 9 months 18 days
Aggregate Intrinsic Value, Outstanding	$ 89,800
Number of Options, Exercisable	922,708
Weighted Average Exercise Price, Exercisable	$ 69.52
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	5 years 7 months 6 days
Aggregate Intrinsic Value, Exercisable	$ 65,136
Non-vested stock options outstanding expected to vest	857,860
Common Stock, Fair Market Value Per Share	$ 139.97
Total intrinsic value of stock options exercised	$ 57,683	$ 25,371	$ 16,096
Net cash proceeds from the exercise of stock options	34,731	13,308	11,093
Tax benefit from stock option exercises	$ 16,440	$ 8,306	$ 6,581
Weighted average grant date fair value of stock option grants, per share	$ 23.52	$ 18.12	$ 15.51
Summary of non-vested restricted share activity:
Number of Restricted Shares, Non-vested at Beginning of Period	33,219
Number of Restricted Shares, Granted	14,553
Number of Restricted Shares, Vested	(14,999)
Number of Restricted Shares, Canceled	(1,879)
Number of Restricted Shares, Non-vested at End of Period	30,894	33,219
Unrecognized compensation cost related to nonvested share-based compensation granted	$ 42,056
Weighted average period for recognition of unrecognized compensation cost	2 years 1 month 6 days
Stock Appreciation Rights (SARs)
Summary of non-vested restricted share activity:
FairValueOfOutstandingStockAppreciationRights	$ 544	$ 889	$ 1,437
Restricted Stock
Summary of non-vested restricted share activity:
Number of Restricted Shares, Non-vested at Beginning of Period	676,373
Weighted-Average Grant Date Fair Value, Non-vested at Beginning of Period	$ 80.86
Number of Restricted Shares, Granted	156,901
Weighted-Average Grant Date Fair Value, Granted	$ 135.86
Number of Restricted Shares, Vested	(221,606)
Weighted-Average Grant Date Fair Value, Vested	$ 74.63
Number of Restricted Shares, Canceled	(35,838)
Weighted-Average Grant Date Fair Value, Canceled	$ 93.56
Number of Restricted Shares, Non-vested at End of Period	575,830	676,373
Weighted-Average Grant Date Fair Value, Non-vested at End of Period	$ 98.07	$ 80.86
Fair Value, Share-based Payment Awards, Other than Options	$ 17,657